SEGMENT INFORMATION AND REVENUE ANALYSIS (Details) (USD $) In Thousands, unless otherwise specified	6 Months Ended
	Jun. 30, 2012	Jun. 30, 2011	Dec. 31, 2011
SEGMENT INFORMATION AND REVENUE ANALYSIS
Long-lived assets, other than deferred tax assets	$ 75,110		$ 67,579
Net Revenues	137,257	95,179
ITS
SEGMENT INFORMATION AND REVENUE ANALYSIS
Net Revenues	80,878	52,321
RDS
SEGMENT INFORMATION AND REVENUE ANALYSIS
Net Revenues	56,379	42,858
PRC and Hong Kong
SEGMENT INFORMATION AND REVENUE ANALYSIS
Long-lived assets, other than deferred tax assets	44,472		37,121
Net Revenues	55,946	37,719
Japan
SEGMENT INFORMATION AND REVENUE ANALYSIS
Long-lived assets, other than deferred tax assets	1,901		1,996
Net Revenues	29,050	21,950
United States
SEGMENT INFORMATION AND REVENUE ANALYSIS
Long-lived assets, other than deferred tax assets	19,185		19,922
Net Revenues	30,642	19,606
Europe
SEGMENT INFORMATION AND REVENUE ANALYSIS
Long-lived assets, other than deferred tax assets	960
Net Revenues	2,162	2,480
Asia South
SEGMENT INFORMATION AND REVENUE ANALYSIS
Long-lived assets, other than deferred tax assets	8,592		8,540
Net Revenues	$ 19,457	$ 13,424